Basis of preparation and going concern uncertainty (Details)						6 Months Ended
	Mar. 31, 2025	Oct. 08, 2024	Oct. 08, 2024 item	Aug. 22, 2024	Apr. 25, 2024	Feb. 28, 2025 CAD ($)	Aug. 31, 2024 CAD ($)
Disclosure of subsidiaries [line items]
Cash						$ 15,324,176	$ 63,126
Working capital						23,300,099
Deficit						(70,810,000)	$ (65,609,357)
Issuance of shares and warrants, net of transaction costs paid						$ 27,145,659
Ratio to the conversion of stock split	10	9		15
Number of reverse stock splits	1	1	3	1
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						100.00%
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						0.00%
Percentage of ownership interest disposed					100.00%
EB Rental Ventura Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						100.00%
EB Rental FL Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						100.00%
EBR Palm Beach Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						100.00%
Vision Marine Technologies Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company						100.00%